Deferred Tax Liabilities (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Sales type lease income	$ 11,380
Operating lease income	144
Taxable temporary differences arising from long-lived assets	241
Operating losses	(2,838)
Net deferred tax liabilities	$ 8,927